Securities - Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	$ 342,192	$ 343,323
Gross Unrealized Gains	16,476	4,906
Gross Unrealized Losses	(169)	(1,935)
Fair Value	358,499	346,294
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	19,401	30,623
Gross Unrealized Gains	204	202
Gross Unrealized Losses	(4)	(140)
Fair Value	19,601	30,685
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	193,646	168,993
Gross Unrealized Gains	12,409	3,680
Gross Unrealized Losses	(21)	(602)
Fair Value	206,034	172,071
Mortgage-back Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	129,145	143,707
Gross Unrealized Gains	3,863	1,024
Gross Unrealized Losses	(144)	(1,193)
Fair Value	$ 132,864	$ 143,538